Note 5 - Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of components of trade and other receivables [text block]
	Years Ended June 30,
	2026	2025

Accrued interest income	120,827	-
R&D tax incentive receivable	7,538,579	3,928,563
Goods and services tax receivable	39,752	9,044

Total	7,699,157	3,937,607